Convertible Notes Payable (Details 3)	6 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
12% Convertible Note one
Conversion Date	Apr. 17, 2018
Number of Shares of Common Stock | shares	1,000,000
Principal and Amouint Converted	$ 3,510
Fees	$ 750
Price per Share | $ / shares	$ 0.0043
12% Convertible Note Two
Conversion Date	May 02, 2018
Number of Shares of Common Stock | shares	2,300,000
Principal and Amouint Converted	$ 8,973
Fees	$ 825
Price per Share | $ / shares	$ 0.0043
12% Convertible Note Three
Conversion Date	May 23, 2018
Number of Shares of Common Stock | shares	2,700,000
Principal and Amouint Converted	$ 7,977
Fees	$ 825
Price per Share | $ / shares	$ 0.0033
12% Convertible Note Four
Conversion Date	Jun. 18, 2018
Number of Shares of Common Stock | shares	3,100,000
Principal and Amouint Converted	$ 8,710
Fees	$ 900
Price per Share | $ / shares	$ 0.0031
12% Convertible Note
Number of Shares of Common Stock | shares	9,100,000
Principal and Amouint Converted	$ 29,170
Fees	$ 3,300